Trade and other receivables, net	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables, net	Trade and other receivables, net

	2023	2022
Non-current
Advances to suppliers	3,266	3,680
Income tax credits	2,332	9,119
Non-income tax credits (i)	24,860	18,688
Judicial deposits	2,187	1,831
Receivable from disposal of subsidiary (Note 21)	3,899	8,478
Other receivables	2,516	2,762
Non-current portion	39,060	44,558
Current
Trade receivables	90,526	81,707
Less: Allowance for trade receivables	(2,888)	(4,266)
Trade receivables – net	87,638	77,441
Prepaid expenses	6,953	6,875
Advances to suppliers	42,808	42,966
Income tax credits	1,253	1,089
Non-income tax credits (i)	22,812	37,936
Receivable from disposal of subsidiary (Note 21)	3,971	4,664
Cash collateral	11	1,365
Other receivables	13,609	11,484
Subtotal	91,417	106,379
Current portion	179,055	183,820
Total trade and other receivables, net	218,115	228,378

(i) Includes US$293 (2022: US$158) reclassified from property, plant and equipment.

The fair values of current trade and other receivables approximate their respective carrying amounts due to their short-term nature. The fair values of non-current trade and other receivables approximate their carrying amount, as the impact of discounting is not significant.
The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in U.S. Dollars):

	2023	2022
Currency
U.S. Dollar	88,811	89,760
Argentine Peso	24,304	54,801
Uruguayan Peso	6,570	2,229
Brazilian Reais	98,430	81,588
	218,115	228,378

As of December 31, 2023 trade receivables of US$22,989 (2022: US$22,933) were past due but not impaired. The aging analysis of these receivables indicates that US$449 and US$741 are over 6 months in December 31, 2023 and 2022, respectively.

Effective January 1, 2018, for trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Delinquency in payments is an indicator that a receivable may be impaired. However, management considers all available evidence in determining when a receivable is impaired. Generally, trade receivables, which are more than 180 days past due are fully provided for. However, certain receivables 180+ days overdue are not provided for based on a case-by-case analysis of credit quality analysis. Furthermore, receivables, which are not 180+ days overdue, may be provided for if specific analysis indicates a potential impairment.

Movements on the Group’s allowance for trade receivables are as follows:

	2023	2022	2021
At January 1	4,266	3,023	3,965
Charge of the year	1,874	3,570	2,022
Unused amounts reversed	(1,371)	(661)	(970)
Used during the year	(173)	(100)	(1,456)
Exchange differences	(1,708)	(1,566)	(538)
At December 31	2,888	4,266	3,023

The creation and release of allowance for trade receivables have been included in “Selling expenses” in the statement of income. Amounts charged to the allowance account are generally written off, when there is no expectation of recovering additional cash.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.

As of December 31, 2023, approximately 70% (2022: 72%) of the outstanding unimpaired trade receivables (neither past due not impaired) relate to sales to 20 well-known multinational companies with good credit quality standing, including but not limited to CDA Alimentos S.A., Intersnack Procurement BV, YPF S.A., Taurus Distribuidora de Petroleo Ltda., Cargill S.A.C.I., Schettino hermanos S.R.L., among others. Most of these entities or their parent companies are externally credit-rated. The Group reviews these external ratings from credit agencies.

The remaining percentage as of December 31, 2023 and 2022 of the outstanding unimpaired trade receivables (neither past due nor impaired) relate to sales to a dispersed large quantity of customers for which external credit ratings may not be available. However, the total base of customers without an external credit rating is relatively stable.

New customers with less than six months of history with the Group are closely monitored. The Group has not experienced credit problems with these new customers to date. The majority of the customers for which an external credit rating is not available are existing customers with more than six months of history with the Group and with no defaults in the past. A minor percentage of customers may have experienced some non-significant defaults in the past but fully recovered.